UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5754
                                                     -----------

                      Colonial High Income Municipal Trust
                ---------- -------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3698
                                                           --------------

                   Date of fiscal year end: November 30, 2005
                                            -----------------

                   Date of reporting period: November 30, 2005
                                             ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST                  ANNUAL REPORT
--------------------------------------------------------------------------------

NOVEMBER 30, 2005


-----------------------------
Not FDIC | May Lose Value
          -------------------
Insured  | No Bank Guarantee
-----------------------------

President's Message

The views expressed in the President's Letter and Portfolio Manager's Report reflect current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder:

The US financial markets withstood a host of unfavorable factors to deliver a year of positive investment returns. Record energy prices took a significant bite out of household budgets and raised operating costs for industry. Higher short-term interest rates made borrowing more expensive. Two catastrophic hurricanes exacted an enormous personal toll from Americans living in the Gulf
Coast: the storms claimed lives, disrupted energy flows and dealt a sharp blow to local job markets. Yet, the US economy moved ahead at a healthy pace during the 12-month period that began December 1, 2004 and ended November 30, 2005

FIXED INCOME MARKETS DELIVERED MODEST GAINS

In this environment, the US fixed income markets delivered positive but modest returns. Short-term interest rates rose steadily as the Federal Reserve Board raised a key intrabank lending rate. Longer-term rates remained low during most of the year. However, the yield on the 10-year US Treasury note, a bellwether for the bond market edged up to 4.5% by the end of this reporting period. In this environment, most domestic bond market sectors delivered low single-digit returns. Generally, high-yield bonds continued to perform well despite a setback in the spring, when bonds of certain high profile companies were downgraded. However, municipal bonds generally performed better than high yield bonds--even before accounting for their tax-exempt status--as state revenues increased and budgets stabilized.

In the pages that follow, your trust's manager discusses key factors that influenced performance. We urge you to read this report carefully and discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds.

Sincerely,


/s/ Christopher L. Wilson

Christopher L. Wilson
President, Columbia Funds

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and President of Columbia Funds, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services.

Chris joined Bank of America in August 2004.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

For the 12-month period ended November 30, 2005, Colonial High Income Municipal Trust generated a total return of 7.18%, based on its market price. The trust returned 8.63%, based on investment at net asset value, which was higher than the 8.35% average return of the Lipper High Yield Municipal Debt Funds
Category. 1 The trust also outperformed a customized peer group consisting of nine leveraged closed-end high-yield municipal funds. The group generated an average return of 7.88%. A combination of factors aided relative performance: attractive income, positioning that made the trust less sensitive to interest rate changes than competing funds and positive returns from specific sectors. In addition, our decision to avoid bonds with significant credit and price deterioration, which were owned by several other funds in the Lipper universe, enhanced the trust's relative return.

BIGGEST GAINS FROM HIGH-YIELD SECTOR

Municipal bonds did well during the year, benefiting as improved economic growth bolstered revenues. The biggest gains came from lower-quality bonds with higher yields. High-yield bonds also gained as the yield difference between lower quality and higher quality issues narrowed, especially during the first half of the period. However, the narrow yield differential meant there were fewer attractive lower quality investment opportunities available by period end.

SOURCES OF POSITIVE PERFORMANCE

Among the biggest contributors to performance were investments in the airline sector. Bonds issued by US Airways, Inc. (0.3% of total investments) 2 benefited after the company came out of bankruptcy and merged with America West Airlines, Inc. (which was not in the portfolio). In addition, the trust owned bonds issued by Continental Airlines, Inc. and American Airlines, Inc. (0.4% and 0.4% of total investments, respectively), both of which performed well. Elsewhere, the credit quality of bonds issued by a Roseville, Minnesota, assisted living facility (0.4% of total investments) improved dramatically. In addition to these favorable contributions from individual sectors and securities, during the second half of the period, the trust benefited by positioning itself to be less sensitive than either of its peer groups to interest rate changes.

DISAPPOINTING RETURNS FROM SPECIFIC CREDITS

The trust experienced several disappointments from individual securities. For example, Northwest Airlines, Inc. (0.3% of total investments) filed for bankruptcy protection in September, which caused their bonds to decline in value. Capital Trust Agency in Florida called (or redeemed before the due date) bonds that they had issued on behalf of the Seminole tribe to build hotels on tribal land. These bonds were called at 108 due to a preliminary finding by the IRS that called into question the tax-exempt status of the bonds. This resulted in a loss of some of the premium at which they were priced in the trust. In addition, the price of bonds issued by a nursing home in Gary, Indiana (0.1% of total investments), declined as the issuer's credit quality deteriorated.

(Sidebar)

PRICE PER SHARE AS OF 11/30/05 ($)

Market price                                       6.42
--------------------------------------------------------
Net asset value                                    6.47
--------------------------------------------------------

1-YEAR TOTAL RETURN AS OF 11/30/05 (%)*

Market price                                       7.18
--------------------------------------------------------
Net asset value                                    8.63
--------------------------------------------------------
Lipper High Yield Municipal
Debt Funds Category average                        8.35
--------------------------------------------------------

All results shown assume reinvestment of distributions.

DISTRIBUTIONS DECLARED PER COMMON SHARE
12/01/04 - 11/30/05 ($)

                                                   0.46
--------------------------------------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

TOP 5 SECTORS AS OF 11/30/05 (%)

Hospitals                                          11.9
--------------------------------------------------------
Multi-family                                        9.0
--------------------------------------------------------
Continuing care retirement                          8.6
--------------------------------------------------------
Refunded/Escrowed                                   8.0
--------------------------------------------------------
Local general obligations                           7.1
--------------------------------------------------------

QUALITY BREAKDOWN AS OF 11/30/05 (%)

AAA                                                22.1
--------------------------------------------------------
AA                                                  4.1
--------------------------------------------------------
A                                                  11.6
--------------------------------------------------------
BBB                                                23.7
--------------------------------------------------------
BB                                                  4.1
--------------------------------------------------------
B                                                   1.0
--------------------------------------------------------
CCC                                                 0.3
--------------------------------------------------------
Non-rated                                          31.6
--------------------------------------------------------
Cash equivalents                                    1.5
--------------------------------------------------------

Sector and quality breakdowns are calculated as a percentage of total investments and net assets, respectively. Ratings shown in the quality breakdowns represent the rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings, Ltd. Ratings are relative and subjective and are not absolute standards of quality. The trust's credit quality does not remove market risk. The majority of the bonds that are non-rated are considered by the advisor to be of non-investment grade quality.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain these quality breakdowns in the future.

_________________
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

2     Holdings are disclosed as of November 30, 2005, and are subject to change.

*     See page 26 for long term total returns based on market price.

                                                                             | 1

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT (CONTINUED)
--------------------------------------------------------------------------------

THE TRUST'S DIVIDEND YIELD DECLINED

The trust's dividend yield declined over the 12-month reporting period, as rising short-term interest rates eroded some of the income that the trust derived from leverage. The trust's leverage comes from its preferred shares, which were issued in 1999 to allow the trust to borrow against its underlying investments. We invest the proceeds from the preferred shares in longer maturity, higher-yielding bonds, and then pay out to preferred shareholders a short-term rate influenced by the federal funds rate. The federal funds rate is the rate banks charge each other for overnight loans. As the federal funds rate climbed, the payout rate to preferred shareholders rose, reducing the income available to the common shareholders. However, we believe that the trust's leverage continued to give the common shareholders a higher dividend payment than would have been available without it.

LOOKING AHEAD

The Federal Reserve Board (the Fed) may be nearing the end of its interest rate hikes, but we believe it will raise the federal funds rates several more times in 2006. However, the Fed's vigilant stance on inflation may keep long-term rates from rising. Since yields on long-term bonds are currently only slightly higher than short-term yields, we also believe a drop in long-term yields is unlikely. Although the yield differential between high and low quality issues has narrowed substantially, we believe demand has the potential to remain strong for high-yield securities, which should help the sector.


/s/ Maureen G. Newman

Maureen G. Newman has been the portfolio manager of Colonial High Income Municipal Trust since August 1998. Ms. Newman has managed various other municipal funds for Columbia Management Advisors, LLC or its predecessors or affiliate organizations since May 1996.

SHARES OF CLOSED-END FUNDS FREQUENTLY TRADE AT A DISCOUNT TO NET ASSET VALUE. THE PRICE OF THE TRUST'S SHARES IS DETERMINED BY A NUMBER OF FACTORS, SEVERAL OF WHICH ARE BEYOND THE CONTROL OF THE TRUST. THEREFORE, THE TRUST CANNOT PREDICT WHETHER ITS SHARES WILL TRADE AT, BELOW OR ABOVE NET ASSET VALUE.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk" bonds offers the potential for higher income than investments in investment-grade bonds, but also has a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the trust will be affected by interest rate changes and the creditworthiness of issues held in the trust. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

2 |

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS - 152.3%                               PAR ($)        VALUE ($)
--------------------------------------------------------------------------------
EDUCATION - 5.0%
EDUCATION - 3.4%
CA Educational Facilities Authority,
   Loyola Marymount University,
   Series 2001,
   Insured: MBIA
      (a) 10/01/19                                   2,025,000        1,074,930
CA Public Works Board,
   UCLA, Series 2002 A,
   Insured: FSA
      5.375% 10/01/15                                1,010,000        1,092,295
MI Southfield Economic
   Development Corp.,
   Lawrence University,
   Series 1998 A,
      5.400% 02/01/18                                1,000,000        1,023,580
NC Capital Facilities
   Finance Authority,
   Meredith College,
   Series 2001,
   Insured: AMBAC
      5.125% 06/01/16                                1,000,000        1,058,350
PA Higher Education
   Facilities Authority,
   Philadelphia University,
   Series 2004 A,
      5.125% 06/01/25                                  600,000          598,896
VT Educational & Health
   Buildings Finance Agency,
   Norwich University,
   Series 1998,
      5.500% 07/01/21                                1,500,000        1,542,135
WV University,
   Series 2000 A,
   Insured: AMBAC
      (a)04/01/19                                    1,000,000          543,830
                                                                    -----------
                                               Education Total        6,934,016
                                                                    -----------
PREP SCHOOL - 1.6%
CA Statewide Communities
   Development Authority,
   Crossroads School of Arts & Sciences,
   Series 1998,
      6.000% 08/01/28(b)                             1,240,000        1,283,152
IL Development Finance Authority,
   Latin School of Chicago,
   Series 1998,
      5.650% 08/01/28                                  230,000          234,043
MA Industrial Finance Agency:
   Cambridge Friends School,
   Series 1998,
      5.800% 09/01/28                                1,000,000          972,830
   St. John's High School,
   Series 1998,
      5.350% 06/01/28                                  150,000          154,256

                                                       PAR ($)        VALUE ($)
-------------------------------------------------------------------------------
MI Summit Academy North,
   Series 2005,
      5.500% 11/01/35                                  500,000          483,745
                                                                    -----------
                                             Prep School Total        3,128,026
                                                                    -----------
                                               EDUCATION TOTAL       10,062,042
                                                                    -----------
-------------------------------------------------------------------------------
HEALTH CARE - 42.4%
CONTINUING CARE RETIREMENT - 13.5%
CA Association of Bay Area Goverments,
   Finance Authority for Nonprofit Corps.,
   Eskaton Gold River Lodge,
   Series 1998:
      6.375% 11/15/15                                  620,000          661,546
      6.375% 11/15/28                                  550,000          579,425
CA La Verne,
   Brethren Hillcrest Homes,
   Series 2003 B,
      6.625% 02/15/25                                  690,000          751,010
CA Statewide Community
   Development Authority,
   Eskaton Village - Grass Valley,
   Series 2000,
      8.250% 11/15/31(b)                               985,000        1,114,813
CO Health Facilities Authority,
   Covenant Retirement Communities, Inc.,
   Series 2005,
      5.000% 12/01/35                                1,400,000        1,350,482
CT Development Authority,
   The Elim Park Baptist, Inc. Project,
   Series 2003,
      5.850% 12/01/33                                  660,000          691,574
FL Capital Projects Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
      8.000% 06/01/32                                  750,000          831,990
FL Lee County Industrial Development
   Authority, Shell Point Village Project,
   Series 1999 A,
      5.500% 11/15/29                                  600,000          604,524
GA Fulton County Residential Care
   Facilities Authority,
   Canterbury Court Project,
   Series 2004 A,
      6.125% 02/15/34                                  750,000          757,237
GA Savannah Economic Development
   Authority, Marshes of Skidaway,
   Series 2003 A,
      7.400% 01/01/34                                  465,000          489,110

See Accompanying Notes to Financial Statements.                              | 3

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)        VALUE ($)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
CONTINUING CARE RETIREMENT (CONTINUED)
IL Health Facilities Authority:
   Lutheran Senior Ministries,
   Series 2001,
      7.375% 08/15/31                                  900,000          953,631
   Washington & Jane Smith Community,
   Series 2003 A,
      7.000% 11/15/32                                  725,000          759,104
KS Manhattan,
   Meadowlark Hills Retirement Home,
   Series 1999 A,
      6.375% 05/15/20                                  650,000          670,722
MA Boston Industrial Development
   Financing Authority,
   Springhouse, Inc.,
   Series 1998,
      5.875% 07/01/20                                  255,000          257,963
MA Development Finance Agency,
   Loomis Communities:
   Series 1999 A,
      5.625% 07/01/15                                  400,000          404,684
   Series 2002 A,
      6.900% 03/01/32                                  100,000          108,142
MD Westminster Economic
   Development Authority,
   Carroll Lutheran Village, Inc.,
   Series 2004 A:
      5.875% 05/01/21                                  500,000          513,915
      6.250% 05/01/34                                  250,000          258,273
NC Medical Care Commission,
   United Methodist Retirement Homes, Inc.
   Series 2005 C,
      5.500% 10/01/32                                  600,000          604,848
NH Higher Educational & Health
   Facilities Authority,
   Rivermead at Peterborough,
   Series 1998:
      5.625% 07/01/18                                  500,000          502,025
      5.750% 07/01/28                                  500,000          500,315
NJ Economic Development Authority:
   Lions Gate,
   Series 2005 A:
      5.750% 01/01/25                                  205,000          208,686
      5.875% 01/01/37                                  830,000          840,823
Seabrook Village, Inc.,
   Series 2000 A,
      8.250% 11/15/30                                  925,000        1,025,409
   Winchester Gardens,
   Series 2004 A,
      5.750% 11/01/24                                  750,000          783,457
PA Delaware County Authority,
   Dunwoody Village,
   Series 2003 A,
      5.375% 04/01/17                                  600,000          630,924

                                                       PAR ($)        VALUE ($)
--------------------------------------------------------------------------------
PA Lancaster Industrial
   Development Authority,
   Garden Spot Village,
   Series 2000 A,
      7.625% 05/01/31                                  500,000          539,040
PA Montgomery County Industrial
   Development Authority,
   Whitemarsh Continuing Care
   Retirement Community,
   Series 2005:
      6.125% 02/01/28                                  250,000          261,025
      6.250% 02/01/35                                  750,000          784,245
TN Johnson City Health &
   Educational Facilities Authority,
   Appalachian Christian Village Project,
   Series 2004 A,
      6.250% 02/15/32                                  250,000          251,945
TN Metropolitan Government
   Nashville & Davidson County,
   Blakeford at Green Hills,
   Series 1998,
      5.650% 07/01/24                                  600,000          591,678
TN Shelby County Health,
   Educational & Housing Facilities Board,
   Germantown Village,
   Series 2003 A,
      7.250% 12/01/34                                  450,000          471,357
TX Abilene Health Facilities
   Development Corp.,
   Sears Methodist Retirement Center:
   Series 1998 A,
      5.900% 11/15/25                                1,000,000        1,007,690
   Series 2003 A,
      7.000% 11/15/33                                  500,000          537,680
TX Houston Health Facilities
   Development Corp.,
   Buckingham Senior Living
   Community, Inc.,
   Series 2004 A,
      7.125% 02/15/34                                  500,000          543,525
VA Virginia Beach Development Authority,
   Westminster-Canterbury of Hampton,
   Series 2005:
      5.250% 11/01/26                                  250,000          252,873
      5.375% 11/01/32                                  300,000          303,027
VA Winchester Industrial
   Development Authority,
   Westminster-Canterbury,
   Series 2005 A,
      5.300% 01/01/35                                  750,000          751,365

4 | See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)        VALUE ($)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
CONTINUING CARE RETIREMENT (CONTINUED)
WI Health & Educational Facilities Authority:
   Attic Angel Obligated Group,
   Series 1998,
      5.750% 11/15/27                                1,000,000          997,460
   Clement Manor,
   Series 1998,
      5.750% 08/15/24                                1,300,000        1,292,200
   Eastcastle Place, Inc.,
   Series 2004,
      6.125% 12/01/34                                  350,000          354,631
   Three Pillars Senior Living Communities,
   Series 2003,
      5.750% 08/15/26                                  500,000          511,820
   United Lutheran Program for the Aging,
   Series 1998,
      5.700% 03/01/28                                1,000,000          994,900
                                                                    -----------
                              Continuing Care Retirement Total       27,301,093
                                                                    -----------
HEALTH SERVICES - 1.8%
CO Health Facilities Authority,
   National Jewish Medical & Research Center:
   Series 1998 B,
      5.375% 01/01/29                                  750,000          750,915
   Series 1998,
      5.375% 01/01/23                                  330,000          331,785
MA Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999:
      5.650% 02/01/19                                  200,000          205,430
      5.750% 02/01/29                                  450,000          466,416
MA Health & Educational
   Facilities Authority,
   Civic Investments, Inc.,
   Series 2002 A,
      9.000% 12/15/15                                1,000,000        1,215,500
MN Minneapolis & St. Paul
   Housing & Redevelopment Authority,
   Healthpartners Project,
   Series 2003,
      6.000% 12/01/21                                  500,000          544,330
                                                                    -----------
                                         Health Services Total        3,514,376
                                                                    -----------
HOSPITALS - 18.8%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
      6.400% 08/01/29                                  425,000          453,433
   Series 1999 B,
      6.400% 08/01/29                                1,000,000        1,066,900
AR Washington County,
   Washington Regional Medical Center,
   Series 2005 B,
      5.000% 02/01/30                                  750,000          740,625

                                                       PAR ($)        VALUE ($)
--------------------------------------------------------------------------------
CA Rancho Mirage Joint Powers
   Financing Authority,
   Eisenhower Medical Center,
   Series 2004,
      5.625% 07/01/29                                1,000,000        1,041,020
CA Turlock,
   Emanuel Medical Center, Inc.,
   Series 2004,
      5.375% 10/15/34                                1,500,000        1,513,380
CO Health Facilities Authority:
   Evangelical Lutheran Good
   Samaritan Foundation,
   Series 2005,
      5.000% 06/01/35                                  375,000          374,768
   Parkview Medical Center, Inc.,
   Series 2001,
      6.600% 09/01/25                                  300,000          328,539
   Vail Valley Medical Center Project,
   Series 2004,
      5.000% 01/15/20                                  750,000          765,382
FL Orange County Health
   Facilities Authority,
   Orlando Regional Healthcare System,
   Series 2002,
      5.750% 12/01/32                                  200,000          210,822
FL South Lake County Hospital District,
   South Lake Hospital, Inc.,
   Series 2003,
      6.375% 10/01/34                                  500,000          536,245
FL Tampa,
   H. Lee Moffitt Cancer Center,
   Series 1999 A,
      5.750% 07/01/29                                2,000,000        2,072,000
FL West Orange Healthcare District,
   Series 2001 A,
      5.650% 02/01/22                                  525,000          550,662
IL Health Facilities Authority,
   Thorek Hospital & Medical Center,
   Series 1998,
      5.250% 08/15/18                                  600,000          609,144
IL Southwestern Development Authority,
   Anderson Hospital,
   Series 1999,
      5.500% 08/15/20                                  225,000          231,622
IN Health Facility Financing Authority,
   Community Foundation of
   Northwest Indiana, Inc.,
   Series 2004 A,
      6.000% 03/01/34                                  575,000          604,124
LA Public Facilities Authority,
   Touro Infirmary,
   Series 1999 A,
      5.625% 08/15/29                                  450,000          435,938

See Accompanying Notes to Financial Statements.                              | 5

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)        VALUE ($)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
MA Health & Educational
   Facilities Authority:
   Jordan Hospital,
   Series 2003 E,
      6.750% 10/01/33                                  500,000          542,615
   Milford-Whitinsville Regional Hospital,
   Series 2002 D,
      6.350% 07/15/32                                1,000,000        1,052,790
MD Health & Higher Educational
   Facilities Authority,
   Adventist Healthcare,
   Series 2003 A:
      5.000% 01/01/16                                  400,000          406,900
      5.750% 01/01/25                                  600,000          629,598
MI Dickinson County,
   Series 1999,
      5.700% 11/01/18                                  750,000          763,852
MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 A,
      5.375% 07/01/20                                  450,000          451,607
MN St. Paul Housing &
   Redevelopment Authority,
   HealthEast, Inc.,
   Series 2001 A,
      5.700% 11/01/15                                1,000,000        1,030,220
MN Washington County Housing &
   Redevelopment Authority,
   HealthEast, Inc.,
   Series 1998,
      5.250% 11/15/12                                1,300,000        1,330,745
NC Medical Care Commission,
   Stanly Memorial Hospital,
   Series 1999,
      6.375% 10/01/29                                1,915,000        2,031,202
NH Higher Educational & Health
   Facilities Authority:
   Catholic Medical Center,
   Series 2002,
      6.125% 07/01/32                                  400,000          422,668
   Littleton Hospital Association, Inc.:
   Series 1998 A,
      6.000% 05/01/28                                  625,000          640,638
   Series 1998 B,
      5.900% 05/01/28                                  780,000          794,648
NJ Health Care Facilities Authority,
   Capital Health Systems, Inc.,
   Series 2003 A,
      5.750% 07/01/23                                  650,000          691,821
NV Henderson,
   Catholic Healthcare West,
   Series 1998,
      5.375% 07/01/26                                  500,000          510,945

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
NY Dormitory Authority:
   Mount Sinai Hospital New York
   University Center,
   Series 2000,
      5.500% 07/01/26                                  400,000          405,312
   Series 2000 C,
      5.500% 07/01/26                                  850,000          861,330
   North Shore - Long Island Jewish
   Medical Center,
   Series 2003,
      5.500% 05/01/33                                  300,000          313,671
OH Highland County Joint Township
   Hospital District,
   Series 1999,
      6.750% 12/01/29                                  935,000          953,793
OH Lakewood Hospital Improvement,
   Lakewood Hospital Association,
   Series 2003,
      5.500% 02/15/14                                  600,000          641,646
OH Miami County Hospital
   Facilities Authority,
   Upper Valley Medical Center, Inc.,
   Series 1996 A,
      6.375% 05/15/26                                1,000,000        1,026,990
OH Sandusky County
   Memorial Hospital,
   Series 1998,
      5.150% 01/01/10                                  250,000          253,293
PA Allegheny County Hospital
   Development Authority,
   Ohio Valley General Hospital,
   Series 1998 A,
      5.450% 01/01/28                                1,000,000        1,012,940
SC Jobs-Economic Development
   Authority,
   Bon Secours Health Systems, Inc.,
   Series 2002 A,
      5.500% 11/15/23                                1,750,000        1,832,232
SC Lexington County Health
   Services District,
   Lexington Medical Center Project,
   Refunding,
   Series 2003,
      5.500% 11/01/23                                  750,000          787,747
SD Health & Educational
   Facilities Authority,
   Sioux Valley Hospital &
   Health System,
   Series 2004 A,
      5.250% 11/01/34                                  800,000          822,680
TX Comal County Health Facilities
   Development Authority,
   McKenna Memorial,
   Series 2002 A,
      6.250% 02/01/32                                  500,000          530,120

6 | See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)        VALUE ($)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
TX Tyler Health Facilities Development Corp.,
   Mother Frances Hospital,
   Series 2001,
      6.000% 07/01/31                                1,000,000        1,049,760
VA Prince William County
   Industrial Development Authority,
   Potomac Hospital Corp.,
   Series 2003,
      5.200% 10/01/30                                  650,000          671,080
VT Educational & Health
   Buildings Finance Agency,
   Brattleboro Memorial Hospital,
   Series 1998,
      5.375% 03/01/28                                1,075,000        1,064,583
WA Health Care Facilities Authority,
   Kadlec Medical Center,
   Series 2001,
   Insured: RAD
      5.875% 12/01/21                                  600,000          642,408
WI Health & Educational
   Facilities Authority:
   Aurora Health Care, Inc.,
   Series 2003,
      6.400% 04/15/33                                  525,000          572,266
   Fort HealthCare, Inc., Project,
   Series 2004,
      5.750% 05/01/29                                1,000,000        1,040,520
   Wheaton Franciscan Services,
   Series 2002,
      5.750% 08/15/30                                  600,000          634,338
                                                                    -----------
                                               Hospitals Total       37,951,562
                                                                    -----------
INTERMEDIATE CARE FACILITIES - 0.6%
IL Development Finance Authority,
   Hoosier Care, Inc.,
   Series 1999 A,
      7.125% 06/01/34                                1,185,000        1,086,029
IN Health Facilities Financing Authority,
   Hoosier Care, Inc.,
   Series 1999 A,
      7.125% 06/01/34                                  150,000          137,472
                                                                    -----------
                            Intermediate Care Facilities Total        1,223,501
                                                                    -----------
NURSING HOMES - 7.7%
AK Juneau,
   St. Ann's Care Center, Inc.,
   Series 1999,
      6.875% 12/01/25                                1,250,000        1,218,500
CO Health Facilities Authority:
   American Housing Foundation I, Inc.,
   Series 2003 A,
      8.500% 12/01/31                                  465,000          485,255
   Pioneer Health Care,
      Series 1989,
      10.500% 05/01/19                               1,790,000        1,437,889

                                                       PAR ($)        VALUE ($)
-------------------------------------------------------------------------------
   Volunteers of America Care Facilities,
   Series 1998 A:
      5.450% 07/01/08                                  120,000          120,200
      5.750% 07/01/20                                  865,000          878,226
   Series 1999 A,
      6.000% 07/01/29                                  350,000          351,260
IA Finance Authority
   Care Initiatives:
   Series 1996,
      9.250% 07/01/25                                  950,000        1,133,692
   Series 1998 B:
      5.750% 07/01/18                                  550,000          544,715
      5.750% 07/01/28                                1,475,000        1,355,909
IN Gary,
   West Side Health Care Center,
   Series 1987 A,
      11.500% 10/01/17(c)                            1,330,000          399,000
IN Michigan City Health
   Facilities Authority,
   Metro Health Foundation,
   Inc. Project,
   Series 1993,
      11.000% 11/01/22(d)                            2,294,190              229
MA Development Finance Agency:
   Alliance Health Care Facilities,
   Series 1999 A,
      7.100% 07/01/32                                1,270,000        1,283,576
   AHF/Woodlawn Manor, Inc.:
   Series 2000 A,
      7.750% 12/01/27                                1,509,135          815,778
   Series 2000 B,
      10.250% 06/01/27(c)                              475,907           23,795
MN Sartell,
   Foundation for Healthcare,
   Series 1999 A,
      6.625% 09/01/29                                1,145,000        1,172,961
PA Chester County Industrial
   Development Authority,
   Pennsylvania Nursing Home,
   Series 2002,
      8.500% 05/01/32                                1,585,000        1,649,494
PA Washington County Industrial
   Development Authority,
   AHF Project,
   Series 2003,
      7.750% 01/01/29                                1,211,000        1,257,418
TN Metropolitan Government
   Nashville & Davidson County
   Health & Education Facility Board,
   AHF Project,
   Series 2003,
      7.750% 01/01/29                                1,141,000        1,184,735
TX Kirbyville Health Facilities
   Development Corp.,
   Heartway III Project,
   Series 1997 A,
      10.000% 03/20/18(c)                              668,626          200,588

See Accompanying Notes to Financial Statements.                              | 7

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
WI Health & Educational Facilities Authority,
   Metro Health Foundation, Inc.,
   Series 1993,
      11.000% 11/01/22(d)                            2,063,727              206
                                                                    -----------
                                           Nursing Homes Total       15,513,426
                                                                    -----------
                                             HEALTH CARE TOTAL       85,503,958
                                                                    -----------
--------------------------------------------------------------------------------
HOUSING - 17.6%
ASSISTED LIVING / SENIOR - 4.5%
DE Kent County,
   Heritage at Dover,
   Series 1999, AMT,
      7.625% 01/01/30                                1,665,000        1,510,804
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
      7.000% 11/15/19                                  480,000          459,029
IL Development Finance Authority,
   Care Institute, Inc.,
   Series 1995,
      8.250% 06/01/25                                1,195,000        1,233,061
MN Roseville,
   Care Institute, Inc.,
   Series 1993,
      7.750% 11/01/23                                1,740,000        1,432,020
NC Medical Care Commission,
   DePaul Community Facilities,
   Series 1999,
      7.625% 11/01/29                                1,425,000        1,491,077
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999 A:
      5.875% 05/01/19                                  700,000          694,036
      6.000% 05/01/29                                  775,000          763,414
TX Bell County Health Facility
   Development Corp.,
   Care Institute, Inc.,
   Series 1994,
      9.000% 11/01/24                                1,625,000        1,545,846
                                                                    -----------
                                Assisted Living / Senior Total        9,129,287
                                                                    -----------
MULTI - FAMILY - 11.0%
DC Housing Finance Agency,
   Henson Ridge,
   Series 2004 E, AMT,
   Insured: FHA
      5.100% 06/01/37                                1,000,000        1,010,930
DE Wilmington,
   Electra Arms Senior Association Project,
   Series 1998, AMT,
      6.250% 06/01/28                                  910,000          772,517
FL Broward County Housing Finance Authority,
   Chaves Lake Apartment Project,
   Series 2000 A, AMT,
      7.500% 07/01/40                                  750,000          751,665

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A, AMT,
      7.450% 07/01/40                                  720,000          723,643
MA Housing Finance Agency:
   Series 2004 A, AMT,
   Insured: FSA
      5.250% 07/01/25                                3,000,000        3,067,620
   Series 2005 B,
      5.000% 06/01/30                                  500,000          511,115
   Series 2005 E, AMT,
      5.000% 12/01/28                                  500,000          500,000
MN Lakeville,
   Southfork Apartments Project:
   Series 1989 A,
      9.875% 02/01/20                                2,570,000        2,569,358
   Series 1989 B,
      (a) 02/01/20                                     903,000          238,112
MN Robbinsdale Economic
   Development Authority,
   Broadway Court,
   Series 1999 A,
      6.875% 01/01/26                                  500,000          510,155
MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen,
   Series 1992, AMT,
      9.250% 06/01/22                                  960,000          982,330
MN White Bear Lake,
   Birch Lake Townhome Project:
   Series 1989 A, AMT,
      10.250% 07/15/19                               2,200,000        2,090,000
   Series 1989 B, AMT,
      (a) 07/15/19                                     690,000          217,378
NC Medical Care Commission,
   ARC Projects,
   Series 2004 A,
      5.800% 10/01/34                                  500,000          512,380
NM Mortgage Finance Authority,
   Series 2005 E, AMT,
   Insured: FHA
      4.800% 09/01/40                                1,495,000        1,442,735
NY New York City Housing
   Development Corp.,
   Series 2005 F-1,
      4.650% 11/01/25                                1,000,000        1,019,890
OH Montgomery County,
   Series 2005, AMT,
   Insured: FHLMC
      4.950% 11/01/35                                  500,000          500,370
Resolution Trust Corp.,
   Pass-Through Certificates,
   Series 1993 A,
      8.500% 12/01/16(e)                               546,075          535,535

8 | See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
HOUSING (CONTINUED)
MULTI - FAMILY (CONTINUED)
TN Chattanooga Health, Educational &
   Housing Facility Board,
   CDFI Phase I LLC,
   Series 2005 B,
      6.000% 10/01/35                                  400,000          395,576
TN Franklin Industrial Development Board,
   Landings Apartment Project,
   Series 1996 B,
      8.750% 04/01/27                                  800,000          813,936
TX Affordable Housing Corp.,
   NHT/GTEX Project,
   Series 2001 C,
      10.000% 10/01/31(c)(f)                           870,000            8,700
TX Department of Housing & Community Affairs,
   Pebble Brooks Apartments,
   Series 1998, AMT,
   Guarantor: FNMA
      5.500% 12/01/18                                1,000,000        1,037,100
TX El Paso County Housing Finance Corp.,
   American Village Communities:
   Series 2000 C,
      8.000% 12/01/32                                  380,000          391,035
   Series 2000 D,
      10.000% 12/01/32                                 410,000          422,386
VA Alexandria Redevelopment & Housing Authority,
   Courthouse Commons Apartments,
   Series 1990 A, AMT,
      10.000% 01/01/21                               1,500,000        1,221,480
                                                                    -----------
                                          Multi - Family Total       22,245,946
                                                                    -----------
SINGLE - FAMILY - 2.1%
MA Housing Finance Agency,
   Series 2005 118, AMT,
      4.850% 12/01/35                                1,750,000        1,704,115
ME Housing Authority,
   Series 2005 D-2, AMT,
      4.800% 11/15/36                                1,000,000          981,470
WI Housing & Economic
   Development Authority,
   Series 2005 C, AMT,
      4.875% 03/01/36                                1,500,000        1,463,265
                                                                    -----------
                                         Single - Family Total        4,148,850
                                                                    -----------
                                                 HOUSING TOTAL       35,524,083
                                                                    -----------
-------------------------------------------------------------------------------
INDUSTRIALS - 8.2%
FOOD PRODUCTS - 1.7%
GA Cartersville Development Authority,
   Anheuser Busch Project, Inc.,
   Series 2002, AMT,
      5.950% 02/01/32                                1,000,000        1,052,690
LA Southern Louisiana Port Commission,
   Cargill, Inc. Project,
   Series 1997,
      5.850% 04/01/17                                1,000,000        1,028,090

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
MI Strategic Fund,
   Michigan Sugar Co.,
   Series 1998 A,
      6.250% 11/01/15                                1,250,000        1,249,912
                                                                    -----------
                                           Food Products Total        3,330,692
                                                                    -----------
FOREST PRODUCTS & PAPER - 2.8%
AL Camden Industrial Development Board,
   Weyerhaeuser Co.,
   Series 2003 B, AMT,
      6.375% 12/01/24                                  550,000          599,186
AL Courtland Industrial Development Board,
   International Paper Co.,
   Series 2003 B, AMT,
      6.250% 08/01/25                                1,000,000        1,061,080
AL Phenix City Industrial
   Development Board,
   Meadwestvaco Corp.,
   Series 2002 A, AMT,
      6.350% 05/15/35                                  550,000          590,288
AR Camden Environmental
   Improvement Authority,
   International Paper Co.,
   Series 2004 A, AMT,
      5.000% 11/01/18                                  250,000          246,483
GA Rockdale County Development
   Authority, Visy Paper, Inc.,
   Series 1993, AMT,
      7.500% 01/01/26                                1,800,000        1,803,222
MS Lowndes County,
   Weyerhaeuser Co. Project,
   Series 1992 B,
      6.700% 04/01/22                                  850,000        1,012,800
VA Bedford County Industrial
   Development Authority,
   Nekoosa Packaging Corp.,
   Series 1998, AMT,
      5.600% 12/01/25                                  400,000          376,956
                                                                    -----------
                                 Forest Products & Paper Total        5,690,015
                                                                    -----------
MANUFACTURING - 0.9%
IL Will-Kankakee Regional
   Development Authority,
   Flanders Corp., Precisionaire Project,
   Series 1997, AMT,
      6.500% 12/15/17                                  780,000          789,009
TX Trinity River Authority,
   Texas Instruments Project,
   Series 1996, AMT,
      6.200% 03/01/20                                1,000,000        1,023,620
                                                                    -----------
                                           Manufacturing Total        1,812,629
                                                                    -----------
METALS & MINING - 0.6%
NV Department of Business & Industry,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A, AMT,
      8.000% 09/01/14(e)                               835,000          824,003

See Accompanying Notes to Financial Statements.                              | 9

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
METALS & MINING (CONTINUED)
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A, AMT,
      7.000% 04/01/14                                  465,000          428,735
                                                                    -----------
                                         Metals & Mining Total        1,252,738
                                                                    -----------
OIL & GAS - 2.2%
NJ Middlesex County Pollution Authority,
   Amerada Hess Corp.,
   Series 2004,
      6.050% 09/15/34                                  285,000          300,134
NV Clark County Industrial
   Development Authority,
   Southwest Gas Corp.,
   Series 2005 A, AMT,
   Insured: AMBAC
      4.850% 10/01/35                                1,880,000        1,856,801
TX Gulf Coast Industrial
   Development Authority,
   Citgo Petroleum,
   Series 1998, AMT,
      8.000% 04/01/28                                  500,000          562,040
VI Virgin Islands Public
   Finance Authority,
   Hovensa LLC:
   Series 2003, AMT,
      6.125% 07/01/22                                  525,000          573,531
   Series 2004, AMT,
      5.875% 07/01/22                                  600,000          645,576
VI Virgin Islands,
   Hovensa LLC,
   Series 2002, AMT,
      6.500% 07/01/21(b)                               375,000          422,842
                                                                    -----------
                                               Oil & Gas Total        4,360,924
                                                                    -----------
                                             INDUSTRIALS TOTAL       16,446,998
                                                                    -----------
-------------------------------------------------------------------------------
OTHER - 15.3%
POOL / BOND BANK - 0.8%
MI Municipal Bond Authority,
   Local Government Loan Project,
   Series 2001 A,
   Insured: AMBAC
      5.375% 11/01/17                                  750,000          812,070
OH Cleveland - Cuyahoga County
   Port Authority,
   Columbia National Group, Inc.,
   Series 2005 D, AMT,
      5.000% 05/15/20                                  820,000          814,227
                                                                    -----------
                                        Pool / Bond Bank Total        1,626,297
                                                                    -----------

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
REFUNDED / ESCROWED (g) - 12.6%
CA Golden State Tobacco Securitization Corp.,
   Series 2003 B:
   Pre-refunded 06/01/13,
      5.500% 06/01/43                                  750,000          830,130
   Insured: AMBAC
      5.000% 06/01/43                                3,500,000        3,760,820
CA Orange County Community
   Facilities District,
   Ladera Ranch,
   Series 1999 A,
   Pre-refunded 08/15/09,
      6.700% 08/15/29                                  500,000          566,375
CA Riverside County Public
   Financing Authority,
   Series 1997 A,
   Pre-refunded 10/01/06,
      5.500% 10/01/22                                  185,000          191,998
CO Denver City & County Airport,
   Series 1992 C, AMT,
   Escrowed to Maturity:
      6.125% 11/15/25                                2,280,000        2,678,065
   Unrefunded,
      6.125% 11/15/25                                2,840,000        2,844,771
CO E-470 Public Highway Authority,
   Series 2000 B,
   Pre-refunded 09/01/10,
      (a) 09/01/35                                   8,750,000        1,109,850
CT Development Authority, Sewer
   Sludge Disposal Facilities,
   New Haven Residuals LP,
   Series 1996, AMT,
   Escrowed to Maturity,
      8.250% 12/01/06                                  345,000          354,598
FL Northern Palm Beach County
   Improvement District,
   Series 1999,
   Pre-refunded 08/01/09,
   Insured: MBIA
      6.000% 08/01/29                                  750,000          821,497
GA Forsyth County Hospital Authority,
   Georgia Baptist Health Care System,
   Series 1998,
   Escrowed to Maturity,
      6.000% 10/01/08                                  480,000          499,781
ID Health Facilities Authority,
   IHC Hospitals, Inc.,
   Series 1992,
   Escrowed to Maturity,
      6.650% 02/15/21                                1,750,000        2,215,412
IL Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
   Pre-refunded 05/15/10,
      6.875% 11/15/30                                  500,000          563,890

10 | See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
OTHER (CONTINUED)
REFUNDED / ESCROWED (g) (CONTINUED)
IL University of Illinois,
   Series 2001 A,
   Pre-refunded 08/15/11,
   Insured: AMBAC
      5.500% 08/15/17                                  685,000          749,726
MA Development Finance Agency,
   Western New England College,
   Series 2002,
   Pre-refunded 12/01/12,
      6.125% 12/01/32                                  300,000          343,503
NC Lincoln County,
   Lincoln County Hospital,
   Series 1991,
   Escrowed to Maturity,
      9.000% 05/01/07                                  130,000          136,057
NY Convention Center Operating Corp.,
   Yale Building Project,
   Series 2003,
      (a) 06/01/08                                   1,700,000        1,558,968
NY New York City:
   Series 1997 A,
   Pre-refunded 08/01/06,
      7.000% 08/01/07                                   40,000           41,596
   Series 1997 H,
   Pre-refunded 08/01/07,
      6.000% 08/01/17                                   25,000           26,322
PA Delaware County Authority,
   Mercy Health Corp.,
   Series 1996,
   Escrowed to Maturity:
      6.000% 12/15/16                                1,400,000        1,457,330
      6.000% 12/15/26                                1,000,000        1,038,330
PR Commonwealth of Puerto Rico,
   Public Finance Corp.,
   Series 2002 E,
   Escrowed to Maturity,
      6.000% 08/01/26                                  155,000          188,666
TN Shelby County Health, Educational
   & Housing Facilities Board,
   Open Arms Development Centers:
   Series 1992 A,
   Pre-refunded 08/01/07,
      9.750% 08/01/19                                  780,000          887,102
   Series 1992 C,
   Pre-refunded 08/01/12,
      9.750% 08/01/19                                  760,000          864,356
TX Board of Regents,
   University of Texas,
   Series 2001 B,
   Escrowed to Maturity,
      5.375% 08/15/18                                  650,000          702,747

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000 A,
   Pre-refunded 09/01/10,
      6.750% 09/01/30                                  805,000          920,461
                                                                    -----------
                                     Refunded / Escrowed Total       25,352,351
                                                                    -----------
TOBACCO - 1.9%
CA Golden State Tobacco Securitization Corp.,
   Series 2003 A-1,
      6.250% 06/01/33                                1,800,000        1,953,378
NJ Tobacco Settlement Financing Corp.,
   Series 2003,
      6.750% 06/01/39                                1,500,000        1,673,670
WA Tobacco Settlement Authority,
   Series 2002,
      6.625% 06/01/32                                  250,000          268,528
                                                                    -----------
                                                 Tobacco Total        3,895,576
                                                                    -----------
                                                   OTHER TOTAL       30,874,224
                                                                    -----------
-------------------------------------------------------------------------------
OTHER REVENUE - 3.7%
HOTELS - 1.1%
NJ Middlesex County Improvement
   Authority, Heldrich Associates LLC,
   Series 2005 B,
      6.250% 01/01/37                                1,250,000        1,231,612
PA Philadelphia Authority for
   Industrial Development,
   Doubletree Project,
   Series 1997 A,
      6.500% 10/01/27                                1,000,000        1,044,790
                                                                    -----------
                                                  Hotels Total        2,276,402
                                                                    -----------
RECREATION - 1.8%
CA Agua Caliente Band of Cahuilla Indians,
   Series 2003,
      5.600% 07/01/13                                1,000,000        1,038,090
CA Cabazon Band Mission Indians,
   Series 2004:
      8.375% 10/01/15(e)                               260,000          265,317
      8.750% 10/01/19(e)                               970,000          989,779
CT Mashantucket Western Pequot,
   Series 1999 B,
      (a) 09/01/16(e)                                1,000,000          560,740
CT Mohegan Tribe Gaming Authority,
   Series 2001,
      6.250% 01/01/31(e)                               275,000          291,167
NM Red River Sports Facility,
   Red River Ski Area Project,
   Series 1998,
      6.450% 06/01/07                                  400,000          401,396
                                                                    -----------
                                              Recreation Total        3,546,489
                                                                    -----------

See Accompanying Notes to Financial Statements.                             | 11

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
OTHER REVENUE (CONTINUED)
RETAIL - 0.8%
NY New York City Industrial Development Agency,
   IAC/Interactive Corp.,
   Series 2005,
      5.000% 09/01/35                                1,000,000          993,030
OH Lake County,
   North Madison Properties,
   Series 1993,
      8.819% 09/01/11                                  605,000          602,622
                                                                    -----------
                                                  Retail Total        1,595,652
                                                                    -----------
                                           OTHER REVENUE TOTAL        7,418,543
                                                                    -----------
--------------------------------------------------------------------------------
RESOURCE RECOVERY - 2.3%
DISPOSAL - 0.6%
CA Pollution Control Financing Authority,
   Republic Services Project,
   Series 2002 C, AMT,
      5.250% 06/01/23                                  500,000          522,670
UT Carbon County,
   Laidlaw Environmental:
   Series 1995 A, AMT,
      7.500% 02/01/10                                  250,000          256,345
   Series 1997 A, AMT,
      7.450% 07/01/17                                  500,000          530,345
                                                                    -----------
                                                Disposal Total        1,309,360
                                                                    -----------
RESOURCE RECOVERY - 1.7%
MA Development Finance Agency,
   Ogden Haverhill Associates,
   Series 1999 A, AMT,
      6.700% 12/01/14                                  250,000          268,923
MA Industrial Finance Agency,
   Ogden Haverhill Associates,
   Series 1998 A, AMT:
      5.500% 12/01/13                                  500,000          508,800
      5.600% 12/01/19                                  500,000          509,900
PA Delaware County Industrial
   Development Authority,
   American REF-Fuel Co.,
   Series 1997 A,
      6.200% 07/01/19                                2,000,000        2,083,920
                                                                    -----------
                                       Resource Recovery Total        3,371,543
                                                                    -----------
                                       RESOURCE RECOVERY TOTAL        4,680,903
                                                                    -----------
-------------------------------------------------------------------------------
TAX - BACKED - 31.8%
LOCAL APPROPRIATED - 1.6%
CA Compton,
   Civic Center & Capital Improvements,
   Series 1997 A,
      5.500% 09/01/15                                1,000,000        1,036,770
SC Dorchester County School District No. 2,
   Series 2004,
      5.250% 12/01/29                                  650,000          665,451
SC Laurens County School District No. 55,
   Series 2005,
      5.250% 12/01/30                                1,050,000        1,067,986

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
SC Newberry County School District,
   Series 2005,
      5.000% 12/01/30                                  500,000          498,585
                                                                    -----------
                                      Local Appropriated Total        3,268,792
                                                                    -----------
LOCAL GENERAL OBLIGATIONS - 11.2%
CA East Side Union High School District,
   Series 2003 B,
   Insured: MBIA
      5.100% 02/01/20                                1,000,000        1,091,960
CA Fresno Unified School District,
   Series 2002 A,
   Insured: MBIA
      6.000% 02/01/18                                2,000,000        2,348,500
CA Los Angeles Unified School District,
   Series 2002 E,
   Insured: MBIA
      5.750% 07/01/16                                  700,000          800,947
CA Montebello Unified School District,
   Series 2001:
   Insured: FSA
      (a) 08/01/21                                   1,435,000          690,321
      (a) 08/01/23                                   1,505,000          647,255
CO Castle Oaks Metropolitan District,
   Series 2005,
      6.125% 12/01/35                                  500,000          492,595
IL Chicago Board of Education,
   Series 1997 A,
   Insured: AMBAC
      5.250% 12/01/30(h)                             8,000,000        8,377,440
NJ Bergen County Improvement Authority,
   Series 2005,
      5.000% 11/15/24                                1,210,000        1,317,376
NY New York City:
   Series 1997 A,
      7.000% 08/01/07                                  960,000          996,259
   Series 1997 H,
      6.000% 08/01/17                                1,375,000        1,440,876
TX Dallas County Flood Control District,
   Series 2002,
      7.250% 04/01/32                                1,000,000        1,062,660
TX Irving Independent School District,
   Series 1997,
   Insured: PSFG
      (a) 02/15/18                                   1,000,000          574,220
WA Clark County School District No. 37,
   Series 2001 C,
   Insured: FGIC
      (a) 12/01/18                                   5,000,000        2,743,400
                                                                    -----------
                               Local General Obligations Total       22,583,809
                                                                    -----------
SPECIAL NON - PROPERTY TAX - 5.1%
CA San Diego Redevelopment Agency,
   Series 2001:
   Insured: FSA
      (a) 09/01/19                                   1,910,000        1,005,519
      (a) 09/01/22                                   1,910,000          862,843

12 | See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
TAX - BACKED (CONTINUED)
SPECIAL NON - PROPERTY TAX (CONTINUED)
IL Metropolitan Pier & Exposition Authority,
   McCormick Place Expansion Project,
   Series 1993 A,
   Insured: FGIC
      (a) 06/15/16                                  10,000,000        6,269,100
KS Wyandotte County Unified Government,
   Series 2005,
      5.000% 12/01/20                                  325,000          333,860
NJ Economic Development Authority,
   Cigarette Tax,
   Series 2004:
      5.500% 06/15/31                                  150,000          153,900
      5.750% 06/15/29                                1,000,000        1,048,060
PR Commonwealth of Puerto Rico
   Highway & Transportation Authority,
   Series 2003 AA,
   Insured: MBIA
      5.500% 07/01/18                                  500,000          567,745
                                                                    -----------
                              Special Non - Property Tax Total       10,241,027
                                                                    -----------
SPECIAL PROPERTY TAX - 8.7%
CA Carson Improvement Bond Act 1915,
   Series 1992,
      7.375% 09/02/22                                   35,000           36,453
CA Huntington Beach Community
   Facilities District,
   Grand Coast Resort,
   Series 2001-1,
      6.450% 09/01/31                                  750,000          778,072
CA Lincoln Community Facilities
   District No. 2003-1,
   Series 2004,
      5.900% 09/01/24                                  500,000          531,145
CA Oakdale Public Financing Authority,
   Central City Redevelopment Project,
   Series 2004,
      5.375% 06/01/33                                1,375,000        1,380,115
CA Orange County Improvement
   Bond Act 1915,
   Phase IV, No. 01-1-B,
   Series 2003,
      5.750% 09/02/33                                  500,000          509,955
CA Placer Unified High School District,
   Series 2000 A,
   Insured: FGIC
      (a) 08/01/19                                   1,700,000          904,485
CA Redwood City,
   Community Facilities District No. 1,
   Series 2003 B,
      5.950% 09/01/28                                  600,000          619,062
CA Riverside County Public
   Financing Authority,
   Series 1997 A,
      5.500% 10/01/22                                  465,000          478,597

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
CA Temecula Valley Unified School
   District No. 1,
   Series 2003,
      6.125% 09/01/33                                  400,000          410,732
FL Celebration Community
   Development District,
   Series 2003 A,
      6.400% 05/01/34                                  990,000        1,041,341
FL Colonial Country Club Community
   Development District,
   Series 2003,
      6.400% 05/01/33                                  730,000          767,858
FL Double Branch Community
   Development District,
   Series 2002 A,
      6.700% 05/01/34                                  690,000          741,350
FL Heritage Palms Community
   Development District,
   Series 1999 A,
      6.250% 11/01/07                                   40,000           39,836
FL Islands at Doral Southwest
   Community Development District,
   Series 2003,
      6.375% 05/01/35                                  380,000          398,814
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
      6.125% 05/01/19                                  345,000          348,878
   Series 2000 A,
      7.200% 05/01/30                                  280,000          290,948
   Series 2002 A,
      6.700% 05/01/33                                  250,000          264,135
FL Orlando,
   Conroy Road Interchange Project,
   Series 1998 A:
      5.500% 05/01/10                                  155,000          158,311
      5.800% 05/01/26                                  300,000          304,821
FL Seven Oaks Community
   Development District:
   Series 2004 A,
      5.875% 05/01/35                                  295,000          296,531
   Series 2004 B,
      5.000% 05/01/09                                  980,000          978,863
FL Stoneybrook Community
   Development District:
   Series 1998 A,
      6.100% 05/01/19                                  295,000          298,372
   Series 1998 B,
      5.700% 05/01/08                                   25,000           25,115
FL Westchester Community Development
   District No. 1,
   Series 2003,
      6.125% 05/01/35                                  425,000          439,573
GA Atlanta,
   Eastside Project,
   Series 2005 A, AMT,
      5.625% 01/01/16                                  600,000          610,080

See Accompanying Notes to Financial Statements.                             | 13

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
TAX - BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
IL Chicago,
   Pilsen Redevelopment,
   Series 2004 B,
      6.750% 06/01/22                                  450,000          465,917
IL Lincolnshire Special Services Area No. 1,
   Sedgebrook Project,
   Series 2004,
      6.250% 03/01/34                                  500,000          521,785
IL Plano Special Service Area No. 4,
   Series 2005 5-B,
      6.000% 03/01/35                                2,000,000        1,962,280
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
      6.375% 06/01/31                                  550,000          587,174
MI Taylor Tax Increment Finance Authority,
   Series 2001,
   Insured: FSA
      5.375% 05/01/17                                1,220,000        1,308,950
                                                                    -----------
                                    Special Property Tax Total       17,499,548
                                                                    -----------
STATE APPROPRIATED - 2.1%
CA Public Works Board,
   Department of Mental Health,
   Coalinga State Hospital,
   Series 2004 A,
      5.500% 06/01/19                                1,000,000        1,078,060
NY Urban Development Corp.,
   University Facilities Grants,
   Series 1995,
      5.875% 01/01/21                                1,000,000        1,162,530
PR Commonwealth of Puerto Rico
   Public Finance Corp.,
   Series 2002 E,
      6.000% 08/01/26                                1,645,000        1,928,105
                                                                    -----------
                                      State Appropriated Total        4,168,695
                                                                    -----------
STATE GENERAL OBLIGATIONS - 3.1%
CA State,
   Series 2003,
      5.250% 02/01/23                                  380,000          415,245
PR Commonwealth of Puerto Rico,
   Public Improvement,
   Series 2003 A,
      5.000% 07/01/27                                1,500,000        1,499,940
TX State,
   Series 1999 ABC,
      5.500% 08/01/35                                4,200,000        4,434,780
                                                                    -----------
                               State General Obligations Total        6,349,965
                                                                    -----------
                                            TAX - BACKED TOTAL       64,111,836
                                                                    -----------
-------------------------------------------------------------------------------
TRANSPORTATION - 7.9%
AIR TRANSPORTATION - 4.7%
CA Los Angeles Regional Airport
   LAXfuel Corp.,
   Series 2001, AMT,
   Insured: AMBAC
      5.250% 01/01/23                                  750,000          767,197

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
CO Denver City & County Airport,
   United Air Lines, Inc.,
   Series 1992 A, AMT,
      6.875% 10/01/32(d)                             1,000,000          913,800
FL Capital Trust Agency,
   Air Cargo-Orlando Project,
   Series 2003, AMT,
      6.750% 01/01/32                                  500,000          504,455
IN Indianapolis Airport Authority,
   FedEx Corp.,
   Series 2004, AMT,
      5.100% 01/15/17                                  250,000          258,355
MN Minneapolis & St. Paul
   Metropolitan Airports Commission,
   Northwest Airlines, Inc.:
   Series 2001 A, AMT,
      7.000% 04/01/25(i)                             1,050,000          659,306
   Series 2005, AMT,
      7.375% 04/01/25(i)                               250,000          160,095
NC Charlotte/Douglas
   International Airport,
   US Airways, Inc.:
   Series 1998, AMT,
      5.600% 07/01/27                                  250,000          166,783
   Series 2000, AMT,
      7.750% 02/01/28                                  750,000          658,313
NJ Economic Development Authority,
   Continental Airlines, Inc.:
   Series 1999, AMT:
      6.250% 09/15/19                                  180,000          155,671
      6.250% 09/15/29                                  485,000          400,615
   Series 2003, AMT,
      9.000% 06/01/33                                  750,000          782,317
NY New York City Industrial
   Development Agency:
   American Airlines, Inc.,
   Series 2005, AMT,
      7.750% 08/01/31                                  500,000          481,750
   Terminal One Group-JFK
   International Airport,
   Series 2005, AMT,
      5.500% 01/01/21(j)                               750,000          789,105
TX Alliance Airport Authority,
   Fed Ex Corp.,
   Series 1996, AMT,
      6.375% 04/01/21                                1,000,000        1,028,070
TX Dallas-Fort Worth International
   Airport, American Airlines, Inc.,
   Series 2000 A, AMT,
      9.000% 05/01/29                                1,000,000          936,120
TX Houston Industrial
   Development Corp.,
   United Parcel Service,
   Series 2002, AMT,
      6.000% 03/01/23                                  725,000          747,192
                                                                    -----------
                                      Air Transportation Total        9,409,144
                                                                    -----------

14 | See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIRPORTS - 0.1%
GA Augusta Airport,
   Series 2005 C, AMT,
      5.450% 01/01/31                                  250,000          252,485
                                                                    -----------
                                                Airports Total          252,485
                                                                    -----------
TOLL FACILITIES - 2.6%
CO E-470 Public Highway Authority,
   Series 2000 B,
   Insured: MBIA
      (a) 09/01/18                                   3,000,000        1,665,120
CO Northwest Parkway Public
   Highway Authority,
   Series 2001 D,
      7.125% 06/15/41                                1,250,000        1,335,087
VA Richmond Metropolitan Authority,
   Series 1998,
   Insured: FGIC
      5.250% 07/15/22                                2,000,000        2,223,920
                                                                    -----------
                                         Toll Facilities Total        5,224,127
                                                                    -----------
TRANSPORTATION - 0.5%
NV Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000,
      7.375% 01/01/40                                1,000,000        1,036,700
                                                                    -----------
                                          Transportation Total        1,036,700
                                                                    -----------
                                          TRANSPORTATION TOTAL       15,922,456
                                                                    -----------
--------------------------------------------------------------------------------
UTILITIES - 18.1%
INDEPENDENT POWER PRODUCERS - 2.9%
MI Midland County Economic
   Development Corp.,
   Series 2000 A, AMT,
      6.875% 07/23/09                                1,250,000        1,239,262
NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996 IV, AMT,
      6.750% 10/01/11                                2,000,000        2,085,780
NY Suffolk County Industrial
   Development Authority,
   Nissequogue Cogeneration
   Partners Facilities,
   Series 1998, AMT,
      5.500% 01/01/23                                  550,000          539,825
PA Carbon City Industrial
   Development Authority,
   Panther Creek Partners Project,
   Series 2000, AMT,
      6.650% 05/01/10                                  250,000          267,553
PA Economic Development
   Financing Authority,
   Northampton Generating,
   Series 1994 A, AMT,
      6.500% 01/01/13                                1,000,000        1,002,140

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
PR Commonwealth of Puerto Rico
   Industrial, Tourist, Educational,
   Medical & Environmental
   Cogeneration Facilities,
   AES Project,
   Series 2000, AMT,
      6.625% 06/01/26                                  645,000          693,033
                                                                    -----------
                             Independent Power Producers Total        5,827,593
                                                                    -----------
INVESTOR OWNED - 10.4%
AZ Pima County Industrial
   Development Authority,
   Tucson Electric Power Co.,
   Series 1997 A, AMT,
      6.100% 09/01/25                                  750,000          750,473
CA Chula Vista Industrial
   Development Authority,
   San Diego Gas & Electric,
   Series 1996 B, AMT,
      5.500% 12/01/21                                  625,000          658,656
FL Polk County Industrial
   Development Authority,
   Tampa Electric Co. Project,
   Series 1996, AMT,
      5.850% 12/01/30                                1,200,000        1,235,268
IL Bryant,
   Central Illinois Light Co.,
   Series 1993,
      5.900% 08/01/23                                2,650,000        2,665,794
IN Petersburg,
   Indianapolis Power & Light Co.,
   Series 1995,
      6.625% 12/01/24                                1,000,000        1,011,450
LA Calcasieu Parish Industrial
   Development Board,
   Entergy Gulf States, Inc.,
   Series 1999,
      5.450% 07/01/10                                  500,000          503,090
LA West Feliciana Parish,
   Entergy Gulf States, Inc.,
   Series 1999 B,
      6.600% 09/01/28                                  500,000          505,010
MS Business Finance Corp.,
   Systems Energy Resources Project,
   Series 1998,
      5.875% 04/01/22                                2,000,000        2,024,800
MT Forsyth,
   Portland General,
   Series 1998 A,
      5.200% 05/01/33                                  300,000          310,158
NV Clark County Industrial
   Development Authority,
   Nevada Power Co.,
   Series 1995 B, AMT,
      5.900% 10/01/30                                1,250,000        1,250,312

See Accompanying Notes to Financial Statements.                             | 15

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

MUNICIPAL BONDS (CONTINUED)                            PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
INVESTOR OWNED (CONTINUED)
OH Air Quality Development Authority,
   Cleveland Electric Illuminating Co.,
   Series 2002 A,
      6.000% 12/01/13                                  900,000          941,868
PA Economic Development Financing
   Authority, Reliant Energy, Inc.,
   Series 2001 A, AMT,
      6.750% 12/01/36                                  600,000          639,174
TX Brazos River Authority,
   TXU Energy Co., LLC:
   Series 2001 C, AMT,
      5.750% 05/01/36                                  280,000          297,492
   Series 2003 C, AMT,
      6.750% 10/01/38                                  645,000          713,151
VA Chesterfield County Industrial
   Development Authority,
   Virginia Electric & Power Co.,
   Series 1987 B,
      5.875% 06/01/17                                  250,000          267,378
VA Pittsylvania County Industrial
   Development Authority,
   Virginia Electric & Power Co.,
   Series 1994 A, AMT,
      7.450% 01/01/09                                  900,000          926,613
WV Pleasant County,
   Western Pennsylvania Power Co.,
   Series 1999 E, AMT,
   Insured: AMBAC
      5.500% 04/01/29                                4,750,000        4,967,312
WY Campbell County,
   Black Hills Power, Inc.,
   Series 2004,
      5.350% 10/01/24                                1,250,000        1,283,637
                                                                    -----------
                                          Investor Owned Total       20,951,636
                                                                    -----------
JOINT POWER AUTHORITY - 0.4%
NC Eastern Municipal Power Agency:
   Series 1999 D,
      6.700% 01/01/19                                  500,000          549,495
   Series 2003 F,
      5.500% 01/01/16                                  285,000          304,970
                                                                    -----------
                                   Joint Power Authority Total          854,465
                                                                    -----------
MUNICIPAL ELECTRIC - 3.1%
PR Commonwealth of Puerto Rico
   Electric Power Authority,
   Series 1998 II,
   Insured: FSA
      5.125% 07/01/26                                2,000,000        2,103,660
WA Chelan County Public Utility
   District No. 1,
   Columbia River Rock Hydroelectric,
   Series 1997,
   Insured: MBIA
      (a) 06/01/14                                   5,000,000        3,421,150

                                                       PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
WA Seattle Light & Power,
   Series 2001,
   Insured: FSA
      5.500% 03/01/17                                  750,000          805,717
                                                                    -----------
                                      Municipal Electric Total        6,330,527
                                                                    -----------
WATER & SEWER - 1.3%
LA New Orleans Sewage Service,
   Refunding,
   Series 2005,
      3.000% 07/26/06                                1,250,000        1,206,588
MO Water & Sewer,
   Lee's Summit,
   Series 2002,
   Insured: AMBAC
      5.250% 07/01/15                                  500,000          537,075
MS V Lakes Utility District,
   Series 1994,
      8.250% 07/15/24                                  480,000          438,758
NH Industrial Development Authority,
   Pennichuck Water Works, Inc.,
   Series 1988, AMT,
      7.500% 07/01/18                                  405,000          460,453
                                                                    -----------
                                           Water & Sewer Total        2,642,874
                                                                    -----------
                                               UTILITIES TOTAL       36,607,095
                                                                    -----------
TOTAL MUNICIPAL BONDS
   (cost of $308,740,278)                                           307,152,138
                                                                    -----------

MUNICIPAL PREFERRED STOCKS - 3.2%                       SHARES
-------------------------------------------------------------------------------
HOUSING - 3.2%
MULTI - FAMILY - 3.2%
Charter Mac Equity Issuer Trust, AMT:
      6.300% 04/30/19                                1,000,000        1,079,500
      6.625% 06/30/09(e)                             2,000,000        2,132,580
GMAC Municipal Mortgage
   Trust, AMT,
      5.600% 10/31/39(e)                             1,000,000        1,010,630
MuniMae Trust, AMT,
      7.750% 06/30/50(e)                             2,000,000        2,248,800
                                                                    -----------
                                          Multi - Family Total        6,471,510
                                                                    -----------
                                                 HOUSING TOTAL        6,471,510
                                                                    -----------

TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $6,000,000)                                               6,471,510
                                                                    -----------

INVESTMENT COMPANY - 0.0%
-------------------------------------------------------------------------------
Dreyfus Tax-Exempt Cash
   Management Fund                                         862              862
                                                                    -----------
TOTAL INVESTMENT COMPANY
   (cost of $862)                                                           862
                                                                    -----------

16 | See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

SHORT-TERM OBLIGATIONS - 2.4%                          PAR ($)         VALUE ($)
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k) - 2.4%
FL Pinellas County Health Facility Authority,
   Pooled Hospital Loan Program,
   Series 1985,
   LOC: Wachovia Bank N.A.
      3.000% 12/01/15                                  200,000          200,000
IL Health Facilities Authority,
   OSF Healthcare Systems,
   Series 2002,
   LOC: Fifth Third Bank
      3.000% 11/15/27                                1,600,000        1,600,000
MS Jackson County Pollution
   Control Revenue,
   Chevron Corp.,
   Series 1993,
      3.000% 06/01/23                                1,900,000        1,900,000
NY New York City Municipal
   Water Finance Authority,
   Series 1993 C,
   Insured: FGIC
      2.940% 06/15/23                                1,200,000        1,200,000
                                                                   ------------
      VARIABLE RATE DEMAND NOTES TOTAL                                4,900,000
                                                                   ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $4,900,000)                                               4,900,000
                                                                   ------------

TOTAL INVESTMENTS - 157.9%
   (cost of $319,641,140)(l)                                        318,524,510

AUCTION PREFERRED SHARES PLUS
   CUMULATIVE UNPAID DISTRIBUTIONS - (59.5)%                       (120,042,984)

OTHER ASSETS & LIABILITIES, NET - 1.6%                                3,184,432
                                                                   ------------

NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS - 100.0%                                     201,665,958
                                                                   ============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a)   Zero coupon bond.

(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At November 30, 2005, the value of these securities amounted to $2,820,807, which represents 1.4% of net assets.

      Additional information on these restricted securities is as follows:

                                                   ACQUISITION      ACQUISITION
     SECURITY                                         DATE              COST
-----------------------------------                -----------      -----------
CA Statewide Community
   Development Authority:
   Crossroads School for Arts
   & Sciences,
   Series 1998,
   6.000% 08/01/28                                  08/31/98        $ 1,240,000
   Eskaton Village - Grass Valley,
   Series 2000,
   8.250% 11/15/31                                  09/08/00            985,000
Virgin Islands Government
   Refinery Facilities,
   Hovensa Coker Project,
   Series 2002, AMT,
   6.500% 07/01/21                                  11/15/02            375,000
                                                                    -----------
                                                                    $ 2,600,000
                                                                    -----------

(c) The issuer is in default of certain debt covenants. Income is not being accrued. At November 30, 2005, the value of these securities amounted to $632,083, which represents 0.3% of net assets.

(d) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At November 30, 2005, the value of these securities amounted to $914,235, which represents 0.5% of net assets.

(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities, which did not include any illiquid securities except for the following, amounted to $8,858,551, which represents 4.4% of net assets.

                            ACQUISITION
SECURITY                       DATE            PAR         COST          VALUE
--------------------------------------------------------------------------------
Resolution Trust Corp.,
    Pass-Through
    Certificates,
    Series 1993 A,
    8.500% 12/01/16          08/27/93       $546,075     $556,951      $535,535

(f) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h) A portion of this security with a market value of $3,152,012, is pledged as collateral for open futures contracts.

(i) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At November 30, 2005, the value of these securities amounted to $819,401, which represents 0.4% of net assets.

(j)   Security purchased on a delayed delivery basis.

(k) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at November 30, 2005.

(l)   Cost for federal income tax purposes is $319,410,410.

See Accompanying Notes to Financial Statements.                             | 17

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

NOTES TO INVESTMENT PORTFOLIO (CONTINUED):
--------------------------------------------------------------------------------

   At November 30, 2005, the Trust held the following open short futures contracts:

                                                                    UNREALIZED
                NUMBER OF               AGGREGATE     EXPIRATION   APPRECIATION
     TYPE       CONTRACTS    VALUE      FACE VALUE       DATE     (DEPRECIATION)
--------------------------------------------------------------------------------
U.S. Treasury
      Bonds        215    $23,334,219   $23,322,958      Mar-06     $   (11,261)
U.S. Treasury
      Notes        153     17,140,781    17,159,065      Mar-06          18,284
                                                                    -----------
                                                                    $     7,023
                                                                    -----------

       ACRONYM                         NAME
   ---------------------------------------------------------------
       AMBAC              Ambac Assurance Corp.
       AMT                Alternative Minimum Tax
       FGIC               Financial Guaranty Insurance Co.
       FHLMC              Federal Home Loan Mortgage Corp.
       FHA                Federal Housing Administration
       FNMA               Federal National Mortgage Association
       FSA                Financial Security Assurance, Inc.
       LOC                Letter of Credit
       MBIA               MBIA Insurance Corp.
       RAD                Radian Asset Assurance, Inc.
       PSFG               Permanent School Fund Guaranteed

      At November 30, 2005, the composition of the Trust by revenue source is as follows:

                                                                        % OF
       HOLDINGS BY REVENUE SOURCE (UNAUDITED)                        NET ASSETS
  -----------------------------------------------------------------------------
       Health Care                                                         42.4%
       Tax-Backed                                                          31.8
       Housing                                                             20.8
       Utilities                                                           18.1
       Other                                                               15.3
       Industrials                                                          8.2
       Transportation                                                       7.9
       Education                                                            5.0
       Other Revenue                                                        3.7
       Resource Recovery                                                    2.3
       Investment Company                                                   0.0*
       Short-Term Obligations                                               2.4
       Auction Preferred Shares                                           (59.5)
       Other Assets & Liabilities, Net                                      1.6
                                                                         ------
                                                                          100.0%
                                                                         ------

*     Rounds to less than 0.1%.

18 | See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

November 30, 2005

ASSETS:
Investments, at cost                                             $  319,641,140
                                                                 --------------
Investments, at value                                            $  318,524,510
Cash                                                                     63,500
Receivable for:
    Interest                                                          5,273,153
    Futures variation margin                                             53,452
Deferred Trustees' compensation plan                                     22,839
                                                                 --------------
        Total Assets                                                323,937,454
                                                                 --------------

LIABILITIES:
Payable for:
    Investments purchased on a delayed
        delivery basis                                                  784,185
    Distributions -- common shares                                    1,153,256
    Distributions -- preferred shares                                    42,984
    Investment advisory fee                                             196,414
    Pricing and bookkeeping fees                                         11,667
    Trustees' fees                                                        1,982
    Custody fee                                                           1,005
    Transfer agent fee                                                    4,968
    Preferred shares remarketing commissions                              3,291
    Chief compliance officer expenses                                     1,256
Deferred Trustees' fees                                                  22,839
Other liabilities                                                        47,649
                                                                 --------------
    Total Liabilities                                                 2,271,496
                                                                 --------------

AUCTION PREFERRED SHARES (4,800 shares
    issued and outstanding at
    $25,000 per share)                                           $  120,000,000
                                                                 --------------

COMPOSITION OF NET ASSETS APPLICABLE
    TO COMMON SHARES:

Paid-in capital -- common shares                                 $  256,168,720
Undistributed net investment income                                     572,831
Accumulated net realized loss                                       (53,965,986)
Net unrealized appreciation (depreciation) on:
    Investments                                                      (1,116,630)
    Futures contracts                                                     7,023
                                                                 --------------
Net assets at value applicable to 31,169,023
    common shares of beneficial
    interest outstanding                                         $  201,665,958
                                                                 ==============
Net asset value per common share                                 $         6.47
                                                                 ==============

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended November 30, 2005

INVESTMENT INCOME:
Interest                                                         $   19,756,757
Dividends                                                                 2,234
                                                                 --------------
    Total Investment Income                                          19,758,991
                                                                 --------------

EXPENSES:
Investment advisory fee                                               2,423,713
Transfer agent fee                                                       56,484
Pricing and bookkeeping fees                                            164,919
Trustees' fees                                                           17,360
Preferred shares remarketing commissions                                300,291
Custody fee                                                              22,303
Chief compliance officer expenses                                         5,750
Other expenses                                                          165,925
                                                                 --------------
    Total Expenses                                                    3,156,745
Custody earnings credit                                                  (1,947)
                                                                 --------------
    Net Expenses                                                      3,154,798
                                                                 --------------
Net Investment Income                                                16,604,193
                                                                 --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FUTURES CONTRACTS:

Net realized gain (loss) on:
    Investments                                                       4,574,591
    Futures contracts                                                (1,227,932)
                                                                 --------------
        Net realized gain                                             3,346,659
                                                                 --------------

Net change in unrealized
    appreciation (depreciation) on:
    Investments                                                        (630,551)
    Futures contracts                                                    40,353
                                                                 --------------
        Net change in unrealized
          appreciation (depreciation)                                  (590,198)
                                                                 --------------
Net Gain                                                              2,756,461
                                                                 --------------
Net Increase in Net Assets from Operations                           19,360,654
                                                                 --------------

LESS DISTRIBUTIONS DECLARED TO
    PREFERRED SHAREHOLDERS:

From net investment income                                           (2,628,702)
                                                                 --------------
Net Increase in Net Assets from
    Operations Applicable to Common Shares                       $   16,731,952
                                                                 --------------

See Accompanying Notes to Financial Statements.                             | 19

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                            YEAR ENDED NOVEMBER 30,
                                                                        --------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                          2005               2004
--------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                   $  16,604,193      $  16,152,482
Net realized gain (loss) on investments and futures contracts               3,346,659         (4,056,721)
Net change in unrealized appreciation (depreciation)
    on investments and futures contracts                                     (590,198)        (1,477,080)
                                                                        -------------      -------------
Net Increase from Operations                                               19,360,654         10,618,681
                                                                        -------------      -------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                 (2,628,702)        (1,308,975)
                                                                        -------------      -------------
Increase in Net Assets from Operations Applicable to Common Shares         16,731,952          9,309,706
                                                                        -------------      -------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income:                                               (14,274,618)       (14,944,635)
                                                                        -------------      -------------

SHARE TRANSACTIONS:
Distributions reinvested                                                      110,419            226,803
                                                                        -------------      -------------
Total Increase (Decrease) in Net Assets Applicable to Common Shares         2,567,753         (5,408,126)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                       199,098,205        204,506,331
                                                                        -------------      -------------
End of period (including undistributed net investment income
    of $572,831 and $908,419, respectively)                             $ 201,665,958      $ 199,098,205
                                                                        =============      =============

NUMBER OF TRUST SHARES:
Common Shares:
    Issued for distributions reinvested                                        16,963             34,786
Outstanding at:
    Beginning of period                                                    31,152,060         31,117,274
                                                                        -------------      -------------
    End of period                                                          31,169,023         31,152,060
                                                                        -------------      -------------

Preferred Shares:
Outstanding at end of period                                                    4,800              4,800
                                                                        -------------      -------------


20 | See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

November 30, 2005

NOTE 1. ORGANIZATION

Colonial High Income Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL

The Trust seeks to provide high current income, generally exempt from federal income taxes. The Trust's secondary goal is to seek total return.

TRUST SHARES

The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 4,800 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

                                                                            | 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.

DELAYED DELIVERY SECURITIES

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

FEDERAL INCOME TAX STATUS

The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to common shareholders are recorded on the ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on November 30, 2005 was 2.95% for Series T and 2.95% for Series W. For the year ended November 30, 2005, the Trust declared dividends to Auction Preferred shareholders amounting to $2,628,702 representing an average dividend rate of 2.21% per APS.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended November 30, 2005, permanent book and tax basis differences resulting primarily from differing treatments for expired capital loss carryforwards, paydown reclassifications, discount accretion/premium amortization on debt securities and market discount reclassifications were identified and reclassified among the components of the Trust's net assets as follows:

          UNDISTRIBUTED                ACCUMULATED
     NET INVESTMENT INCOME          NET REALIZED LOSS            PAID-IN CAPITAL
     ---------------------          -----------------            ---------------
            $(36,461)                  $4,518,932                 $(4,482,471)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended November 30, 2005 and November 30, 2004 was as follows:

                                      NOVEMBER 30,                 NOVEMBER 30,
                                          2005                        2004
                                    -----------------            ---------------
Distributions paid from:
    Tax-Exempt Income                  $16,903,320                $16,226,738
    Ordinary Income                             --                     26,872
    Long-Term Capital Gains                     --                         --

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED       UNDISTRIBUTED        UNDISTRIBUTED
      TAX-EXEMPT            ORDINARY            LONG-TERM        NET UNREALIZED
        INCOME               INCOME           CAPITAL GAINS       DEPRECIATION*
     -------------       -------------        -------------      --------------
      $2,584,637            $115,714               $--              $(885,900)

* The differences between book-basis and tax-basis net unrealized depreciation are primarily due to discount accretion/premium amortization on debt securities.

22 |

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

Unrealized appreciation and depreciation at November 30, 2005, based on cost of investments for federal income tax purposes, was:

   Unrealized appreciation                     $ 17,191,744
   Unrealized depreciation                      (18,077,644)
                                               ------------
   Net unrealized depreciation                 $   (885,900)
                                               ------------

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                 YEAR OF                    CAPITAL LOSS
                EXPIRATION                  CARRYFORWARD
                ----------                  ------------
                   2007                     $  3,941,668
                   2008                       14,340,573
                   2009                        4,198,716
                   2010                       12,980,738
                   2011                        4,761,736
                   2012                        4,055,363
                                            ============
                                            $ 44,278,794
                                            ============

Capital loss carryforwards of $1,444,131 were utilized and $4,482,522 expired during the year ended November 30, 2005 for the Trust.

Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Trust and provides administrative and other services to the Trust. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Trust under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average weekly net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000.

Prior to November 1, 2005, Columbia received from the Trust an annual fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets exceeded $50 million, an additional monthly fee, calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Trust also reimburses Columbia and State Street for out-of pocket expenses and charges, including fees payable to third parties for pricing the Trust's portfolio securities and direct internal costs incurred by Columbia in connection with providing Trust accounting oversight and monitoring and certain other services. For the year ended November 30, 2005, the Trust's effective pricing and bookkeeping rate, inclusive of out-of-pocket expenses, was 0.051%.

CUSTODY CREDITS

The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

All officers of the Trust, with the exception of the Trust's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Trust's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER

Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the year ended November 30, 2005, the Trust paid $1,700 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

                                                                            | 23

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

NOTE 5. PORTFOLIO INFORMATION

For the year ended November 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $48,110,946 and $52,022,337, respectively.

NOTE 6. PREFERRED SHARES

The Trust currently has outstanding 4,800 APS (2,400 shares each of Series T and W). The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At November 30, 2005, there were no such restrictions on the Trust.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Trust holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Trust's insurers is rated Aaa by Moody's Investor Services, Inc., except for Radian Asset Assurance, Inc., which is rated Aa3. At November 30, 2005, no private insurer had greater than 5% of the total investments of the Trust.

GEOGRAPHIC CONCENTRATION

The Trust has greater than 5% of its total investments at November 30, 2005 invested in debt obligations issued by the states of California, Colorado, Florida, Illinois, Massachusetts and Texas and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

INDUSTRY FOCUS

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

24 |

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

November 30, 2005

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the funds or their shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of fund shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005.

                                                                            | 25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):


                                                                                                                      PERIOD
                                                               YEAR ENDED NOVEMBER 30,                                ENDED
                                       -----------------------------------------------------------------------     NOVEMBER 30,
                                         2005        2004        2003        2002           2001        2000         1999 (a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $   6.39    $   6.57    $   6.52    $   6.93       $   6.92    $   7.49     $   8.49
                                       --------    --------    --------    --------       --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.53(b)     0.52(b)     0.54(b)     0.57(b)(c)     0.61(b)     0.62(d)      0.46
Net realized and unrealized gain
  (loss) on investments and
  futures contracts                        0.09       (0.18)       0.04       (0.42)(c)      (0.04)      (0.54)       (0.92)
                                       --------    --------    --------    --------       --------    --------     --------
  Total from Investment
    Operations                             0.62        0.34        0.58        0.15           0.57        0.08        (0.46)
                                       --------    --------    --------    --------       --------    --------     --------
LESS DISTRIBUTIONS DECLARED TO
  PREFERRED SHAREHOLDERS:
From net investment income                (0.08)      (0.04)      (0.04)      (0.06)         (0.12)      (0.16)       (0.04)
                                       --------    --------    --------    --------       --------    --------     --------
  Total from Investment
    Operations Applicable
    to Common Shareholders                 0.54        0.30        0.54        0.09           0.45       (0.08)       (0.50)
                                       --------    --------    --------    --------       --------    --------     --------
LESS DISTRIBUTIONS DECLARED TO
  COMMON SHAREHOLDERS:
From net investment income                (0.46)      (0.48)      (0.49)      (0.50)         (0.44)      (0.48)       (0.45)
                                       --------    --------    --------    --------       --------    --------     --------
LESS SHARE TRANSACTIONS:
Commissions and offering costs --
  preferred shares                           --          --          --          --             --       (0.01)       (0.05)
                                       --------    --------    --------    --------       --------    --------     --------
NET ASSET VALUE, END OF PERIOD         $   6.47    $   6.39    $   6.57    $   6.52       $   6.93    $   6.92     $   7.49
                                       ========    ========    ========    ========       ========    ========     ========
Market price per share --
  common shares                        $   6.42    $   6.43    $   6.45    $   6.26       $   6.38    $   5.75     $   6.13
                                       ========    ========    ========    ========       ========    ========     ========
Total return -- based on market
  value -- common shares (e)               7.18%       7.44%      11.17%       5.81%         18.56%       1.05%      (21.72)%(f)
                                       ========    ========    ========    ========       ========    ========     ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (g)(h)                            1.55%       1.58%       1.54%       1.49%          1.59%       1.60%        1.13%(i)
Net investment income before
  preferred stock dividend (g)(h)          8.17%       8.04%       8.30%       8.36%(c)       8.67%       8.63%        6.18%(i)
Net investment income after
  preferred stock dividend (g)(h)          6.88%       7.39%       7.72%       7.53%(c)       7.00%       6.37%        5.67%(i)
Portfolio turnover rate                      15%         13%         14%         15%            15%         10%          16%(f)
Net assets, end of period (000's) --
  common shares                        $201,666    $199,098    $204,506    $202,765       $215,348    $214,975     $232,540


(a)   The Trust changed its fiscal year end from December 31 to November 30.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.31% to 8.36% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.48% to 7.53%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(f)   Not annualized.

(g) The benefits derived from custody credits had an impact of less than 0.01%.

(h)   Ratios reflect average net assets available to common shares only.

(i)   Annualized.

26 |

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):


                                                                                        YEAR ENDED DECEMBER 31,
                                                                               -----------------------------------------
                                                                                 1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $   8.56   $   8.34   $   8.55   $   7.96
                                                                               --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                              0.52       0.55       0.56       0.60
Net realized and unrealized gain (loss) on investments and futures contracts      (0.07)      0.22      (0.19)      0.58
                                                                               --------   --------   --------   --------
  Total from Investment Operations Applicable to Common Shareholders               0.45       0.77       0.37       1.18
                                                                               --------   --------   --------   --------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                        (0.52)     (0.55)     (0.58)     (0.59)
                                                                               --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                                                 $   8.49   $   8.56   $   8.34   $   8.55
                                                                               ========   ========   ========   ========
Market price per share -- common shares                                        $   8.31   $   8.63   $   8.25   $   7.38
                                                                               ========   ========   ========   ========
Total return -- based on market value -- common shares (a)                         2.47%     11.60%     20.09%     15.65%
                                                                               ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)                                                                       0.93%      0.96%      1.00%      1.06%
Net investment income (b)                                                          6.02%      6.54%      6.74%      7.15%
Portfolio turnover rate                                                              29%        17%        15%        23%
Net assets, end of period (000's) - common shares                              $263,705   $265,190   $257,768   $264,467


(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(b) The benefits derived from custody credits had an impact of less than 0.01%.

                                                                            | 27

--------------------------------------------------------------------------------
ASSET COVERAGE REQUIREMENTS
--------------------------------------------------------------------------------

                                                INVOLUNTARY
                                   ASSET        LIQUIDATING       AVERAGE
                TOTAL AMOUNT      COVERAGE      PREFERENCE      MARKET VALUE
                OUTSTANDING      PER SHARE*      PER SHARE       PER SHARE
--------------------------------------------------------------------------------
11/30/05        $120,000,000      $67,014         $25,009         $25,000
11/30/04         120,000,000       66,479          25,008          25,000
11/30/03         120,000,000       67,605          25,003          25,000
11/30/02         120,000,000       67,243          25,002          25,000
11/30/01         120,000,000       69,864          25,004          25,000
11/30/00         120,000,000       69,786          25,009          25,000
11/30/99 **      120,000,000       73,466          25,021          25,000

* Calculated by subtracting the Trust's total liabilities from the Trust's total assets and dividing the amount by the number of APS outstanding.

**    On August 26, 1999, the Trust began offering Auction Preferred Shares.

28 |

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL HIGH INCOME MUNICIPAL TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Income Municipal Trust (the "Trust") at November 30, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 24, 2006

                                                                            | 29

--------------------------------------------------------------------------------
UNAUDITED INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFOMATION

100.00% of distributions from net investment income will be treated as exempt income for federal income tax purposes.

For the calendar year ended December 31, 2005, 16.03% of distributions from net investment income is subject to the alternative minimum tax.

30 |

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

COLONIAL HIGH INCOME MUNICIPAL TRUST

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by Computershare (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, participants in the Plan will be issued shares through the Plan at a price exceeding net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to participate in or withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

                                                                            | 31

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.


   NAME, ADDRESS AND AGE,
    POSITION WITH FUNDS,
    YEAR FIRST ELECTED OR          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA FUNDS
   APPOINTED TO OFFICE (1)                     COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES             Executive Vice President-Strategy of United Airlines (airline) since December, 2002
DOUGLAS A. HACKER (Age 50)         (formerly President of UAL Loyalty Services (airline) from September, 2001 to
c/o Columbia Management            December, 2002; Executive Vice President and Chief Financial Officer of United
Advisors, LLC                      Airlines from July, 1999 to September, 2001; Senior Vice President-Finance from March,
One Financial Center               1993 to July, 1999). Oversees 83, Nash Finch Company (food distributor)
Boston, MA 02111
Trustee (since 1996)

JANET LANGFORD KELLY (Age 48)      Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) since March, 2005;
c/o Columbia Management            Adjunct Professor of Law, Northwestern University, since September, 2004 (formerly
Advisors, LLC                      Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation
One Financial Center               (consumer goods) from September, 2003 to March, 2004; Executive Vice
Boston, MA 02111                   President-Corporate Development and Administration, General Counsel and Secretary,
Trustee (since 1996)               Kellogg Company (food manufacturer), from September, 1999 to August, 2003; Senior Vice
                                   President, Secretary and General Counsel, Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from January, 1995 to September, 1999). Oversees 83,
                                   None

RICHARD W. LOWRY (Age 69)          Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer,
c/o Columbia Management            U.S. Plywood Corporation (building products manufacturer)). Oversees 89 (3), None
Advisors, LLC
One Financial Center
Boston, MA 02111
Trustee (since 1995)

CHARLES R. NELSON (Age 62)         Professor of Economics, University of Washington, since January, 1976; Ford and Louisa
c/o Columbia Management            Van Voorhis Professor of Political Economy, University of Washington, since September,
Advisors, LLC                      1993 (formerly Director, Institute for Economic Research, University of Washington
One Financial Center               from September, 2001 to June, 2003); Adjunct Professor of Statistics, University of
Boston, MA 02111                   Washington, since September, 1980; Associate Editor, Journal of Money Credit and
Trustee (since 1981)               Banking, since September, 1993; consultant on econometric and statistical matters.
                                   Oversees 83, None

JOHN J. NEUHAUSER (Age 63)         Academic Vice President and Dean of Faculties since August, 1999, Boston College
c/o Columbia Management            (formerly Dean, Boston College School of Management from September, 1977 to August,
Advisors, LLC                      1999). Oversees 89 (3), Saucony, Inc. (athletic footwear)
One Financial Center
Boston, MA 02111
Trustee (since 1985)


32 |

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------


   NAME, ADDRESS AND AGE,
    POSITION WITH FUNDS,
    YEAR FIRST ELECTED OR          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA FUNDS
   APPOINTED TO OFFICE (1)                     COMPLEX OVERSEEN BY TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (continued) Partner, Perkins Coie LLP (law firm). Oversees 83, None
PATRICK J. SIMPSON (Age 61)
c/o Columbia Management
Advisors, LLC
One Financial Center
Boston, MA 02111
Trustee (since 2000)

THOMAS E. STITZEL (Age 69)         Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999,
c/o Columbia Management            College of Business, Boise State University); Chartered Financial Analyst. Oversees
Advisors, LLC                      83, None
One Financial Center
Boston, MA 02111
Trustee (since 1998)

THOMAS C. THEOBALD (Age 68)        Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since
c/o Columbia Management            September, 2004 (formerly Managing Director, William Blair Capital Partners (private
Advisors, LLC                      equity investing) from September, 1994 to September, 2004). Oversees 83, Anixter
One Financial Center               International (network support equipment distributor); Ventas, Inc. (real estate
Boston, MA 02111                   investment trust); Jones Lang LaSalle (real estate management services) and Ambac
Trustee and Chairman of the        Financial Group (financial guaranty insurance)
Board (4) (since 1996)

ANNE-LEE VERVILLE (Age 60)         Retired since 1997 (formerly General Manager, Global Education Industry, IBM
c/o Columbia Management            Corporation (computer and technology) from 1994 to 1997). Oversees 83, Chairman of the
Advisors, LLC                      Board of Directors, Enesco Group, Inc. (designer, importer and distributor of giftware
One Financial Center               and collectibles)
Boston, MA 02111
Trustee (since 1998)

RICHARD L. WOOLWORTH (Age 64)      Retired since December, 2003 (formerly Chairman and Chief Executive Officer, The
c/o Columbia Management            Regence Group (regional health insurer); Chairman and Chief Executive Officer,
Advisors, LLC                      BlueCross BlueShield of Oregon; Certified Public Accountant, Arthur Young & Company).
One Financial Center               Oversees 83, Northwest Natural Gas Co. (natural gas service provider)
Boston, MA 02111
Trustee (since 1991)

INTERESTED TRUSTEE                 Partner, Park Avenue Equity Partners (private equity) since February, 1999 (formerly
WILLIAM E. MAYER (2) (Age 65)      Partner, Development Capital LLC from November 1996, to February, 1999). Oversees
c/o Columbia Management            89 (3), Lee Enterprises (print media), WR Hambrecht + Co. (financial service provider);
Advisors, LLC                      Reader's Digest (publishing); OPENFIELD Solutions (retail industry technology
One Financial Center               provider)
Boston, MA 02111
Trustee (since 1994)


(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

(4) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

                                                                            | 33

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------


   NAME, ADDRESS AND AGE,
POSITION WITH COLUMBIA FUNDS,
    YEAR FIRST ELECTED OR
     APPOINTED TO OFFICE                               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
OFFICERS                           Head of Mutual Funds since August, 2004 and Managing Director of the Advisor since
CHRISTOPHER L. WILSON (Age 48)     September, 2005; President of the Columbia Funds, Liberty Funds and Stein Roe Funds
One Financial Center               since October, 2004; President and Chief Executive Officer of the Nations Funds since
Boston, MA 02111                   January, 2005; President of the Galaxy Funds since April, 2005; Director of Bank of
President (since 2004)             America Global Liquidity Funds, PLC since May, 2005; Director of Banc of America
                                   Capital Management (Ireland), Limited since May, 2005; Director of FIM Funding, Inc.
                                   since January, 2005; Senior Vice President of Columbia Management Distributors, Inc.
                                   since January, 2005; Director of Columbia Management Services, Inc. since January,
                                   2005 (formerly Senior Vice President of Columbia Management from January, 2005 to
                                   August, 2005; Senior Vice President of BACAP Distributors LLC from January, 2005 to
                                   July, 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services,
                                   Inc. from September, 1998 to August, 2004).

J. KEVIN CONNAUGHTON (Age 41)      Treasurer of the Columbia Funds since October, 2003 and of the Liberty Funds, Stein
One Financial Center               Roe Funds and All-Star Funds since December, 2000; Managing Director of the Advisor
Boston, MA 02111                   since September, 2005 (formerly Vice President of Columbia Management from April, 2003
Treasurer (since 2000)             to August, 2005; President of the Columbia Funds, Liberty Funds and Stein Roe Funds
                                   from February, 2004 to October, 2004; Chief Accounting Officer and Controller of the
                                   Liberty Funds and All-Star Funds from February, 1998 to October, 2000); Treasurer of the Galaxy Funds from September, 2002 to November, 2005 (formerly Treasurer from
                                   December, 2002 to December, 2004 and President from February, 2004 to December, 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC; Vice President of Colonial
                                   Management Associates, Inc. from February, 1998 to October, 2000).

MARY JOAN HOENE (Age 56)           Senior Vice President and Chief Compliance Officer of the Columbia Funds, Liberty
100 Federal Street                 Funds, Stein Roe Funds and All-Star Funds since August, 2004; Chief Compliance Officer
Boston, MA 02110                   of the Columbia Management Multi-Strategy Hedge Fund, LLC since August 2004; Chief
Senior Vice President and Chief    Compliance Officer of the BACAP Alternative Multi-Strategy Hedge Fund LLC since
Compliance Officer (since 2004)    October 2004 (formerly Partner, Carter, Ledyard & Milburn LLP from January, 2001 to
                                   August, 2004; Counsel, Carter, Ledyard & Milburn LLP from November, 1999 to December,
                                   2000; Vice President and Counsel, Equitable Life Assurance Society of the United
                                   States from April, 1998 to November, 1999).

MICHAEL G. CLARKE (Age 36)         Chief Accounting Officer of the Columbia Funds, Liberty Funds, Stein Roe Funds and
One Financial Center               All-Star Funds since October, 2004; Managing Director of the Advisor since September,
Boston, MA 02111                   2005 (formerly Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and
Chief Accounting Officer           All-Star Funds from May, 2004 to October, 2004; Assistant Treasurer from June, 2002 to
(since 2004)                       May, 2004; Vice President, Product Strategy & Development of the Liberty Funds and
                                   Stein Roe Funds from February, 2001 to June, 2002; Assistant Treasurer of the Liberty
                                   Funds, Stein Roe Funds and the All-Star Funds from August, 1999 to February, 2001;
                                   Audit Manager, Deloitte & Touche LLP from May, 1997 to August, 1999).

JEFFREY R. COLEMAN (Age 36)        Controller of the Columbia Funds, Liberty Funds, Stein Roe Funds and All-Star Funds
One Financial Center               since October, 2004 (formerly Vice President of CDC IXIS Asset Management Services,
Boston, MA 02111                   Inc. and Deputy Treasurer of the CDC Nvest Funds and Loomis Sayles Funds from
Controller (since 2004)            February, 2003 to September, 2004; Assistant Vice President of CDC IXIS Asset
                                   Management Services, Inc. and Assistant Treasurer of the CDC Nvest Funds from August,
                                   2000 to February, 2003; Tax Manager of PFPC, Inc. from November, 1996 to August,
                                   2000).

R. SCOTT HENDERSON (Age 46)        Secretary of the Columbia Funds, Liberty Funds and Stein Roe Funds since December,
One Financial Center               2004 (formerly Of Counsel, Bingham McCutchen from April, 2001 to September, 2004;
Boston, MA 02111                   Executive Director and General Counsel, Massachusetts Pension Reserves Investment
Secretary (since 2004)             Management Board from September, 1997 to March, 2001).


34 |

--------------------------------------------------------------------------------
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year. The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements: THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and
(iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements. INVESTMENT PERFORMANCE OF THE FUNDS AND COLUMBIA. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the

                                                                            | 35

Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses. In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive. The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements. THE COSTS OF THE SERVICES PROVIDED AND PROFITS REALIZED BY COLUMBIA AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUNDS. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and changes to expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians. The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In

36 |
considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

OTHER FACTORS. The Trustees also considered other factors, which included but were not limited to the following:

o the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

o the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

o so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

o the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through November 30, 2006.

                                                                            | 37

--------------------------------------------------------------------------------
       SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT
--------------------------------------------------------------------------------

                    PREPARED PURSUANT TO THE FEBRUARY 9, 2005
                           ASSURANCE OF DISCONTINUANCE
                              BETWEEN THE OFFICE OF
                     ATTORNEY GENERAL OF NEW YORK STATE AND
                     COLUMBIA MANAGEMENT ADVISORS, INC. AND
                        COLUMBIA FUNDS DISTRIBUTOR, INC.

                                OCTOBER 11, 2005

I. OVERVIEW

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG1"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. DUTIES OF THE INDEPENDENT FEE CONSULTANT

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the ...
Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d) Profit margins of CMA and its affiliates from supplying such services;

e) Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. SOURCES OF INFORMATION USED IN MY EVALUATION

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and comparable non-Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc.
("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3. I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

1 Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

38 |

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. QUALIFICATIONS AND INDEPENDENCE

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates. [Resume omitted]

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. GENERAL CONSIDERATIONS

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG MANAGEMENT INTERVIEWS

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG. My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. TRUSTEES' FEE AND PERFORMANCE EVALUATION PROCESS

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a. 5th Lipper quintile in actual management fee;

b. 5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and

                                                                            | 39

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed. Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

40 |

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Income Municipal Trust is:

Computershare
P.O. Box 43010
Providence, RI  02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the trust's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Annual Certifications -- As required, on June 13, 2005, the trust submitted to the New York Stock Exchange ("NYSE") the annual certification of the trust's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The trust also has included the certifications of the trust's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

--------------------------------------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST                  ANNUAL REPORT
--------------------------------------------------------------------------------

                                                 SHC-42/92900-1105(01/06)05/9246

ITEM 2. CODE OF ETHICS.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended November 30, 2005 and November 30, 2004 are approximately as follows:

                                   2005                           2004
                                  $29,000                        $26,700

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended November 30, 2005 and November 30, 2004 are approximately as follows:

                                   2005                           2004
                                  $8,400                         $7,100

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2005 and 2004, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports and a rating agency review.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended November 30, 2005 and November 30, 2004 are approximately as follows:

                                   2005                           2004
                                  $3,100                         $3,100

Tax Fees in both fiscal years 2005 and 2004 consist primarily of the review of annual tax returns. Tax fees include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended November 30, 2005 and November 30, 2004 are approximately as follows:

                                   2005                           2004
                                    $0                             $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) above.

None of the amounts described in paragraphs (a) through (d) above were approved pursuant to the "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds

(collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from June 1 through May 31 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;

o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;

o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.

o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV. REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     o    A general description of the services, and

     o    Actual billed and projected fees, and

     o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V. AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended November 30, 2005 and November 30, 2004 was zero.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended November 30, 2005 and November 30, 2004 are disclosed in (b) through (d) of this Item.

During the fiscal years ended November 30, 2005 and November 30, 2004, there were no Audit-Related Fees, Tax Fees or All Other Fees that were approved for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Audit-Related Fees, Tax Fees and All Other Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during both fiscal years ended November 30, 2005 and November 30, 2004 was zero.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). Douglas A. Hacker, Thomas E. Stitzel, Anne-Lee Verville and Richard L. Woolworth are each independent trustees and collectively constitute the entire Audit Committee.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has delegated to Columbia Management Advisors, LLC (the "Advisor") the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


                                               Registrant Purchases of Equity Securities*

                                     (a)               (b)                     (c)                         (d)
                                                                         Total Number of            Maximum Number of
                                                                       Shares Purchased as         Shares that May Yet
            Period               Total Number     Average Price         Part of Publically         Be Purchased Under
                                  of Shares       Paid Per Share         Announced Plans          the Plans or Programs
--------------------------------------------------------------------------------------------------------------------------

06/01/05 through 06/30/05           7,364             $6.27                   7,364                        N/A

07/01/05 through 07/31/05           6,994             $6.34                   6,994                        N/A

08/01/05 through 08/31/05           6,969             $6.41                   6,969                        N/A

09/01/05 through 09/30/05           6,924             $6.47                   6,924                        N/A

10/01/05 through 10/31/05           7,623             $6.40                   7,623                        N/A

11/01/05 through 11/30/05           7,716             $6.38                   7,716                        N/A
--------------------------------------------------------------------------------------------------------------------------
Total                               43,590            $6.38                   43,590                       N/A
--------------------------------------------------------------------------------------------------------------------------


* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Colonial High Income Municipal Trust
            ------------------------------------------------------------------


By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                January 25, 2006
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                January 25, 2006
    --------------------------------------------------------------------------


By (Signature and Title)            /S/ J. Kevin Connaughton
                        ------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                January 25, 2006
    ---------------------------------------------------------------------------